28. EQUITY AND REMUNERATION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
EQUITY AND REMUNERATION TO SHAREHOLDERS

28. EQUITY AND REMUNERATION TO SHAREHOLDERS

a) Share capital

As of December 31, 2019, the Company’s issued and share capital is R$7,294 (R$7,294 at December 31, 2018 and 2017), represented by 487,614,213 common shares (487,614,213 at December 31, 2018) and 971,138,388 preferred shares (971,138,388 at December 31, 2018), both of them with nominal value of R$5.00 (five Reais), as follows:

	Number of shares on December 31, 2019
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,516,953	51	11,323	–	248,528,276	17
Other entities of Minas Gerais State	19,896	–	1,411,276	–	1,431,172	–
FIA Dinâmica Energia S.A.	48,700,000	10	55,133,744	6	103,833,744	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	6
Others
In Brazil	101,170,317	21	328,982,856	34	430,153,173	29
Foreign shareholders	34,864,055	7	559,378,251	57	594,242,306	41
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

	Number of shares on December 31, 2018
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,480,146	51	–	–	248,480,146	17
Other entities of Minas Gerais State	56,703	–	647,647	–	704,35	–
FIA Dinâmica Energia S.A.	48,200,000	10	55,905,344	6	104,105,344	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	5
Others
In Brazil	105,402,202	22	370,338,947	38	475,741,149	33
Foreign shareholders	31,132,170	6	518,025,512	53	549,157,682	38
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

	Number of shares on December 31, 2017
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	–	–	214,414,739	17
Other entities of Minas Gerais State	56,703	–	4,860,228	1	4,916,931	1
FIA Dinâmica Energia S.A.	41,635,754	10	62,469,590	7	104,105,344	8
BNDES	54,342,992	13	26,220,938	3	80,563,930	6
Others
In Brazil	56,000,217	13	210,953,069	25	266,953,286	21
Foreign shareholders	54,314,303	13	533,573,121	64	587,887,424	47
Total	420,764,708	100	838,076,946	100	1,258,841,654	100

The Company’s Share Capital may be increased by up to a limit of 10% (ten percent) of the share capital set in the by-laws, without need for change in the by-laws and upon decision of the Board of Directors, having previously heard statement of opinion issued by the Fiscal Council.

Capital increase

On April 23, 2018, the Shareholders’ Extraordinary General Meeting approved an increase in the Company’s capital, of R$ 1,000, from R$ 6,294 to R$ 7,294, through issuance of 199,910,947 new shares, each with nominal value of R$ 5.00, comprising 66,849,505 common shares and 133,061,442, preferred shares.

The amount subscribed and paid-up by the shareholders was R$ 1,325. The difference between the capital increase and the amount subscribed, of R$ 325 was allocated to the Capital reserve.

b) Earnings per share

Number of shares	2019	2018	2017
Common shares already paid up	487,614,213	487,614,213	420,764,708
Common shares to be paid up	–	–	66,849,505
Shares in treasury	(69)	(69)	(69)
	487,614,144	487,614,144	487,614,144
Preferred shares already paid up	971,138,388	971,138,388	838,076,946
Preferred shares to be paid up	–	–	133,061,442
Shares in treasury	(560,649)	(560,649)	(560,649)
	970,577,739	970,577,739	970,577,739
Total	1,458,191,883	1,458,191,883	1,458,191,883

Basic and diluted earnings per share

The Company’s preferred shares carry the right to a minimum mandatory dividend, as shown in more detail in item ‘e’.

The shares that were subscribed in the capital increase of April 23, 2018, were considered in full in the calculation of basic and diluted profit for 2017, since the proposal for subscription of new shares was decided in an Extraordinary Shareholders’ Meeting on October 26, 2017, and these new shares already had potential for subscription since that date, as decided by the shareholders.

The purchase and sale options of investments described in Note 33 could potentially dilute basic profit per share in the future; however, they have not caused dilution of profit per share in 2019, 2018 and 2017.

The calculation of basic and diluted earnings per share is as follows:

	2019	2018	2017
Net income for the year attributed to equity holders of the parent	3,127	1,700	1,001
Minimum mandatory dividend from net income for the year - preferred shares	509	577	486
Net income for the year not distributed - preferred shares	1,573	554	333
Total earnings - preferred shares (A)	2,082	1,131	819
Minimum mandatory dividend from net income for the year - common shares	255	290	15
Net income for the year not distributed - common shares	790	279	167
Total earnings - common shares (B)	1,045	569	182
Basic and diluted earnings per preferred share (A / number of preferred shares)	2.14	1.17	0.84
Basic and diluted earnings per common share (B / number of common shares)	2.14	1.17	0.37

	2019	2018	2017
Net income for the year from continuing operations attributed to equity holders of the parent	2,903	1,378	1,001
Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	509	527	486
Net income for the year from continuing operations not distributed – preferred shares	1,424	390	333
Total earnings from continuing operations - preferred shares (A.1)	1,933	917	819
Minimum mandatory dividend from net income for the year from continuing operations - common shares	255	290	15
Net income for the year from continuing operations not distributed – common shares	715	171	167
Total earnings from continuing operations - common shares (B.1)	970	461	182
Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	1.99	0.95	0.84
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	1.99	0.95	0.37

c) Reserves

Capital reserves

	2019	2018	2017
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	69
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	1,925

The Reserve for investment-related donations and subsidies basically refers to the compensation by the Federal Government for the difference between the profitability obtained by Cemig up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor of shares arising from funds applied in Cemig projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves

	2019	2018	2017
Legal reserve	853	853	853
Statutory reserve	57	57	57
Retained earnings reserve	5,500	3,965	3,341
Unrealized profit reserve	835	–	–
Incentive tax reserve	85	67	58
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	8,750	6,362	5,729

Legal reserve

Constitution of the legal reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. The Company did not record legal reserve due to that reserve had reached its legal limit.

Statutory reserve

The reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 37 of the by-laws.

Retained earnings reserve

Retained earnings reserves refers to profits not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortization of loans and financing. The retentions are supported by capital budgets approved by the Board of Directors in the respective years.

The calculation of the retained earnings reserve is as follows:

	2019	2018	2017
Net income for the year	3,127	1,700	1,001
Expired dividends	–	42	–
Incentives tax reserve	(18)	(9)	(1)
Deemed cost realization	25	42	28
Adjustment for initial adoption of IFRS 9 and IFRS 15.	–	(157)	–
Dividends proposed	(764)	(867)	(500)
Unrealized profit reserve	(835)	–	–
Retained earnings reserve	1,535	751	528

Unrealized profit reserve

Article 197 of the Brazilian corporate law nº 6,404/76 allows the Company to pay the mandatory dividend, calculated as required by the Bylaws  (see e) below), up to the amounts of the realized portion of the net income for the year (received in cash). The excess between such mandatory dividend amount and the dividends that will be actually paid was recorded in the “Unrealized profit reserve”.

In 2019, Company presented a positive net share of profit of subsidiaries, jointly-controlled entities and affiliates of R$2,834, which can be regarded as unrealized portion of net income for the year, in accordance with the Brazilian corporate law. The share of profit of subsidiaries and joint ventures might not be realized in 2020, which means it might not be converted into cash, considering the macro-economic scenario and the fact that is not possible yet to forecast the impacts of COVID-19 – coronavirus on investees’ cash flows and financial results, as stated in Note 39.

Additionally, the above does not apply to the payment of the minimum mandatory dividends on preferred shares, which are required to be paid in full for an amount of R$486, as described in further details in f) below. In addition, since the creation of the unrealized profit reserve is optional, Management decided to propose the same proportion of dividend payment to shareholders owning common shares, considering Company’s expected financial capacity.

Thus, since the mandatory dividends if distributed in their totality represents 50% of net income and an amount of R$1,564 and considering the expectations of realized profit for the year, as stated above, Management proposed the constitution of unrealized profit reserve in the amount of R$835, whose calculation is described as follows.

2019
Minimum mandatory dividend required by Bylaws (50% of net income)	1,564
Minimum mandatory dividend required by the Bylaws for the preferred shares	(486)
Minimum mandatory dividend proposed for the common shares	(243)
Unrealized profit reserve	835

The unrealized profit reserve amounts can only be used to pay mandatory dividends. Hence, when the Company realizes such profits in cash, it must distribute the corresponding dividend in the subsequent period, after offsetting of any losses in subsequent years.

Incentives tax reserve

The Company has a right to a 75% reduction in income tax, including the tax paid at the additional rate, calculated on the basis of the operating profit in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014.  The amount of the incentive recognized in the Statement of income  was R$18 in 2019 (R$9 in 2018 and R$1 in 2017), and it was subsequently transferred to the Incentives Tax reserve. The amount of the Tax incentives reserve on December 31, 2019 was R$85 (R$67 at December 31, 2018). This reserve cannot be used for payment of dividends.

Reserve for mandatory dividends not distributed

2019
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

These dividends were retained in Equity, in years 2015 and 2014, in the account Reserve for mandatory dividends not distributed; and as per the proposal approved in the Annual General Meetings of 2016 and 2015, the dividends retained will be paid as soon as the Company’s financial situation permits. The Company's Management, in view of the uncertainties present in the current macroeconomic scenario, concluded that the financial situation does not yet allow the payment of these retained dividends.

d) Rights and preferences of the common and preferred shares.

Every holder of Cemig common shares has a tag-along right to receive 80% of the value paid per share owned by the controlling stockholder in the event of a change of control.

Every holder of Cemig common shares has the right to vote in an election for members of our Board of Directors. Under the Brazilian Corporate Law, any shareholder holding at least 5% of Cemig’s common shares in circulation may request adoption of a multiple vote procedure, which confers upon each share a number of votes equal to the present number of members of the Board of Directors and gives the shareholder the right to accumulate his or her votes in one sole candidate, or distribute them among several.

Under the Brazilian Corporate Law, holders of preferred shares representing at least 10% of Cemig’s share capital, and also holders of common shares representing at least 15% of its share capital (other than the controlling shareholder) have the right to appoint a member of the Board of Directors and his or her respective substitute member in a separate election. If none of the holders of common or preferred shares qualifies under the minimum limits specified above, shareholders representing, in the aggregate, a minimum of 10% of the share capital may combine their holdings to elect a member of the Board of Directors, and that member’s substitute member.

Under Article 171 of the Corporate Law, every shareholder has a generic right of first refusal in subscription of new shares, or securities convertible into shares, issued in any capital increase, in proportion to their percentage shareholding, except in the event of exercise of any option to acquire shares in our share capital.  Shareholders are required to exercise their right of first refusal within 30 days from publication of the notice of increase of capital.

Every holder of Cemig preferred shares has preference in the event of share redemption.

The dividend rights of the preferred and common shares are described below:

e) Dividends

Under its by-laws, Cemig is required to pay to its shareholders, as mandatory dividends, 50% of the net income of each year.

The preferred shares have preference in the event of reimbursement of capital and participate in profits on the same conditions as the common shares have the right, when there is net income, to a minimum annual dividends equal to the greater of:

(a) 10% of their par value, and
(b) 3% of the portion of equity that they represent.

Under its by-laws, Cemig’s shares held by private individuals and issued up to August 5, 2004 have the right to a minimum dividend of 6% per year on their par value in all years when Cemig does not obtain sufficient profits to pay dividends to its Shareholders. This guarantee is given by the State of Minas Gerais by Article 9 of State Law 828 of December 14, 1951 and by State Law 15,290 of August 4, 2004.

Under the by-laws, if the Company is able to pay dividends higher than the mandatory minimum dividends required for the preferred Shareholders, and the remaining net income is sufficient to offer equal dividends for both the common and preferred shares, then the dividends per share will be the same for the holders of common shares and preferred shares. Dividends declared are paid in two equal installments, the first by June 30 and the second by December 30, of the year following the generation of the profit to which they refer. The Executive Board decides the location and processes of payment, subject to these periods.

Calculation of the minimum dividends proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2019 unrealized profit assumption mentioned in the previous paragraphs, is as follows:

	2019	2018	2017
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	4,856	4,856	4,191
Nominal value of the preferred shares to be capitalized	–	–	665
	4,856	4,856	4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	486	486	486
Equity	15,887	14,579	14,326
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.58%
Portion of Equity represented by the preferred shares	10,574	9,704	9,538
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	317	291	286
Minimum Dividends required by the Bylaws for the preferred shares	486	486	486
Calculation of the Minimum Dividend under the by-laws based on the net income for the period
Mandatory dividend
Net income for the year	3,127	1,700	1,001
Mandatory dividends – 50% of Net income	1,564	850	500
Unrealized profit reserve	(835)
Withholding income tax on Interest on equity	35	17	–
	764	867	500
Dividends recorded, as specified in the by-laws
Interest on Equity	400	210	-
Ordinary dividends	364	657	500
	764	867	500
Total dividends for the preferred shares	509	577	486
Total dividends for the common shares	255	290	14
Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	0.52	0.59	0.34
Dividends proposed: Common (ON) shares	0.52	0.59	0.03
Dividends proposed: Preferred (PN) shares	0.52	0.59	0.50

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2017	428
Proposed dividends and interest on equity	867
Withholding income tax on interest on capital	(17)
Dividends proposed for non-controlling shareholder	127
Proposed dividends of previous years	(42)
Expired dividends	(8)
Dividends retained – Minas Gerais state government	(491)
Balances at December 31, 2018	864
Proposed dividends	764
Withholding income tax on interest on capital	(35)
Dividends retained – Minas Gerais state government (Note 13)	(148)
Dividends paid	(701)
Balances at December 31, 2019	744

f)  Allocation of net income for 2019 – Management’s proposal

The Board of Directors decided to propose to the Annual General Meeting (AGM) to be held on July 31, 2020 the following allocation of the net income for 2019, totaling R$3,127, less R$25 from realization of the deemed cost of PP&E.

•	R$764 for payment of the mandatory minimum dividends to Company’s holders, as follows:
	–	R$400 in the form of Interest on Equity, to be paid in two equal installments, by June 30, 2020 and by December 31, 2020, to shareholders whose names were on the Company’s Nominal Share Registry on December 23, 2019;
	–	R$364 as dividends of 2019, to be paid by December 31, 2020, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM.
•

R$835 to be recorded as Unrealized Profit Reserve, considering the positive net share of profit of subsidiaries, jointly-controlled entities and affiliates not yet converted into cash. See item c) Reserves - Unrealized profit reserve above.

•	R$1,535 to be held in the Retained earnings reserve, to ensure the Company’s consolidated investments planned for 2020, as per capital budget.
•	R$18 to be recorded as Incentives Tax reserve, in reference to the tax incentive amounts obtained in 2019 in relation to the investments made in the region of Sudene.

Under the Brazilian corporate law, if Company's subsidiaries pay dividends for the year of 2019, which are not yet converted into cash by the investees until the present date, the reversal of unrealized profit reserve will be included as part of the calculation of minimum dividend required by the Bylaws for the year of 2020.

g) Capital increase – Proposal by management

Considering that on December 31, 2019 the profit reserves, with the exclusion of the Tax Incentive reserves, exceed the registered share capital by R$537, the Board of Directors will submit to the Annual General Meeting a proposal for increase of the registered share capital to R$7,594, as per Article 199 of the Brazilian Corporate Law.

h) Non-controlling shareholders interests

The changes in the equity held by non-controlling shareholders are shown below:

Investee	Gasmig	Light S.A	LightGer	Guanhães	Axxion	UHE Itaocara	Total
Balances at Dec. 31, 2017	4	–	–	–	–	–	4
Net profit attributed to non-controlling shareholders	1	41	–	–	–	–	42
Non-controlling interests arising from business combination	–	1,236	22	50	4	3	1,315
Others	(1)	–	–	–	–	–	(1)
Balances at Dec. 31, 2018	4	1,277	22	50	4	3	1,360
Net profit attributed to non-controlling shareholders	1	–	–	–	–	–	1
Capital Increase to non-controlling shareholders	–	–	–	10	–	–	10
Proposed dividends to non-controlling shareholders	(1)	–	–	–	–	–	(1)
Derecognition of the non-controlling interests in Light (Note 34)	–	(1,277)	(22)	(60)	(4)	(3)	(1,366)
Balances at Dec. 31, 2019	4	–	–	–	–	–	4

Net profit allocated to non-controlling interests:

Company	2019	2018
Gasmig	1	1
Total	1	1